Summary of Financial Information for Closed Block (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities:
Future policyholder benefits	$ 1,533	$ 1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25
Total liabilities	1,760	1,863
Assets:
Available-for-sale securities	1,202	1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77
Total assets	1,626	1,719
Excess of reported liabilities over assets	134	144
Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	(67)	14
Adjustment to policyholder dividend obligation	67	(14)
Total of above representing other than comprehensive income	0	0
Maximum future earnings to be recognized from assets and liabilities	134	144	$ 153	$ 162
Available-for-sale securities:
Fair value	1,202	1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)
Net unrealized appreciation	$ 0	$ 0